MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Marketable Securities [Line Items]
Sale of marketable securities	$ 0	$ 641		$ 0	$ 641
Current Securities Available For Sale	830			830
Realized gain on sale of marketable securities	$ 189	$ 0	$ 0	189	0	$ 0
Unrealized gain on marketable securities				$ 0	$ 476	$ 9
Grande Portage Resources Ltd. [Member]
Disclosure Of Marketable Securities [Line Items]
Equity instruments sold, shares					1,942,795
Equity instruments held, shares	0	1,942,795		0	1,942,795